Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 23	$ 18
SIM cards	4	3
IRUs	0	3
Other	10	9
Inventory	$ 37	$ 32	[1]

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).